FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459
                                   ---------

                          TEMPLETON GLOBAL INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT(c)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 97.3%
       ARGENTINA 1.8%
(a),(b)Government of Argentina, FRN, 4.005%, 8/03/12 ..................................          26,750,000          $  20,816,470
                                                                                                                     -------------
       AUSTRALIA 5.2%
       New South Wales Treasury Corp.,
         8.00%, 3/01/08 ...............................................................           6,200,000 AUD          4,822,188
         6.00%, 5/01/12 ...............................................................          10,200,000 AUD          7,711,062
       Queensland Treasury Corp.,
         6.00%, 7/14/09 ...............................................................           4,100,000 AUD          3,086,501
         6.00%, 8/14/13 ...............................................................          56,500,000 AUD         43,002,915
                                                                                                                     -------------
                                                                                                                        58,622,666
                                                                                                                     -------------
       Austria 2.9%
       Government of Austria,
         9.00%, 9/15/06 ...............................................................         865,000,000 ISK         13,743,074
         5.50%, 10/20/07 ..............................................................          10,720,000 EUR         13,263,423
         5.00%, 7/15/12 ...............................................................           4,580,000 EUR          5,963,215
                                                                                                                     -------------
                                                                                                                        32,969,712
                                                                                                                     -------------
       Belgium 2.4%
       Government of Belgium,
         8.50%, 10/01/07 ..............................................................          19,718,000 EUR         25,592,540
         5.00%, 9/28/12 ...............................................................           1,480,000 EUR          1,930,795
                                                                                                                     -------------
                                                                                                                        27,523,335
                                                                                                                     -------------
       BRAZIL 0.4%
    (a)Government of Brazil, FRN, 5.25%, 4/15/12 ......................................           4,289,314              4,216,932
                                                                                                                     -------------
       CANADA 6.7%
       Government of Canada,
         8.75%, 12/01/05 ..............................................................           5,290,000              4,537,267
         6.00%, 6/01/11 ...............................................................          26,263,000 CAD         24,818,411
       Province of Alberta,
         7.50%, 12/01/05 ..............................................................           9,470,000              8,122,480
         5.00%, 12/16/08 ..............................................................          28,530,000 CAD         25,234,576
       Province of British Columbia, 6.00%, 6/09/08 ...................................           7,000,000 CAD          6,310,267
       Province of Ontario, 7.75%, 7/24/06 ............................................           8,610,000 CAD          7,574,127
                                                                                                                     -------------
                                                                                                                        76,597,128
                                                                                                                     -------------
       DENMARK 1.7%
       Government of Denmark,
         6.00%, 11/15/11 ..............................................................          15,500,000 DKK          2,826,621
         5.00%, 11/15/13 ..............................................................          92,320,000 DKK         16,330,263
                                                                                                                     -------------
                                                                                                                        19,156,884
                                                                                                                     -------------
       FINLAND 0.9%
       Government of Finland, 5.00%, 7/04/07 ..........................................           8,680,000 EUR         10,595,222
                                                                                                                     -------------
       FRANCE 0.2%
       Government of France, 4.25%, 4/25/19 ...........................................           2,250,000 EUR          2,835,623
                                                                                                                     -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON GLOBAL INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT(c)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   GERMANY 1.4%
   Government of Germany, 2.75%, 6/23/06 ..............................................            295,000 EUR      $     348,270
   KfW Bankengruppe, senior note, 6.375%, 2/17/15 .....................................         22,950,000 NZD         15,884,888
                                                                                                                    -------------
                                                                                                                       16,233,158
                                                                                                                    -------------
   GREECE 0.5%
   Government of the Hellenic Republic, 4.60%, 5/20/13 ................................          4,560,000 EUR          5,780,873
                                                                                                                    -------------
   INDONESIA 6.2%
   Government of Indonesia,
     11.00%, 10/15/14 .................................................................     55,000,000,000 IDR          4,656,031
     9.50%, 6/15/15 ...................................................................     33,050,000,000 IDR          2,484,798
     10.75%, 5/15/16 ..................................................................     82,245,000,000 IDR          6,637,846
     11.00%, 11/15/20 .................................................................    359,100,000,000 IDR         27,701,189
   Indonesia Recapital Bonds,
     14.00%, 6/15/09 ..................................................................     20,470,000,000 IDR          2,071,452
     13.15%, 3/15/10 ..................................................................     21,330,000,000 IDR          2,095,777
     15.425%, 9/15/10 .................................................................      4,800,000,000 IDR            508,302
     13.15%, 1/15/12 ..................................................................     33,200,000,000 IDR          3,235,303
     14.25%, 6/15/13 ..................................................................     84,050,000,000 IDR          8,495,715
     14.275%, 12/15/13 ................................................................    126,836,000,000 IDR         12,818,528
                                                                                                                    -------------
                                                                                                                       70,704,941
                                                                                                                    -------------
   IRISH REPUBLIC 0.7%
   Government of Ireland, 4.25%, 10/18/07 .............................................          7,000,000 EUR          8,478,075
                                                                                                                    -------------
   MALAYSIA 2.3%
   Government of Malaysia,
     4.305%, 2/27/09 ..................................................................         75,200,000 MYR         20,561,567
     4.032%, 9/15/09 ..................................................................         21,400,000 MYR          5,749,463
                                                                                                                    -------------
                                                                                                                       26,311,030
                                                                                                                    -------------
   MEXICO 1.0%
(d)Government of Mexico, 144A, 7.50%, 3/08/10 .........................................          8,800,000 EUR         11,937,586
                                                                                                                    -------------
   NETHERLANDS 0.1%
   Government of the Netherlands, 5.75%, 2/15/07 ......................................            800,000 EUR            976,844
                                                                                                                    -------------
   NEW ZEALAND 4.6%
   Government of New Zealand,
     7.00%, 7/15/09 ...................................................................         41,630,000 NZD         30,086,203
     6.00%, 11/15/11 ..................................................................         25,723,000 NZD         18,115,426
   Inter-American Development Bank, 6.00%, 12/15/17 ...................................          6,000,000 NZD          4,026,526
                                                                                                                    -------------
                                                                                                                       52,228,155
                                                                                                                    -------------
   NORWAY 4.7%
   Government of Norway, 6.75%, 1/15/07 ...............................................        343,407,000 NOK         53,139,903
                                                                                                                    -------------
   PERU 3.1%
   Government of Peru,
     9.91%, 5/05/15 ...................................................................          6,500,000 PEN          2,241,486
     7.84%, 8/12/20 ...................................................................         47,200,000 PEN         13,850,494
     Series 7, 8.60%, 8/12/17 .........................................................         61,545,000 PEN         19,232,970
                                                                                                                    -------------
                                                                                                                       35,324,950
                                                                                                                    -------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT(c)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   PHILIPPINES 2.0%
   Government of the Philippines,
     9.00%, 2/15/13 ..................................................................           5,500,000          $   6,070,625
     Reg S, 9.125%, 2/22/10 ..........................................................          12,170,000 EUR         16,308,911
                                                                                                                    -------------
                                                                                                                       22,379,536
                                                                                                                    -------------
   POLAND 7.8%
   Government of Poland,
     8.50%, 11/12/06 .................................................................         100,860,000 PLN         31,492,312
     8.50%, 5/12/07 ..................................................................          68,700,000 PLN         21,783,059
     6.00%, 5/24/09 ..................................................................          65,250,000 PLN         20,234,725
     6.25%, 10/24/15 .................................................................          12,550,000 PLN          4,051,685
     5.75%, 9/23/22 ..................................................................          34,200,000 PLN         10,727,551
                                                                                                                    -------------
                                                                                                                       88,289,332
                                                                                                                    -------------
   SINGAPORE 2.9%
   Government of Singapore, 4.00%, 3/01/07 ...........................................          55,475,000 SGD         33,363,402
                                                                                                                    -------------
   SLOVAK REPUBLIC 4.8%
   Government of Slovakia,
     4.80%, 4/14/09 ..................................................................         298,100,000 SKK          9,725,877
     7.50%, 3/13/12 ..................................................................          84,000,000 SKK          3,190,267
     4.90%, 2/11/14 ..................................................................          53,300,000 SKK          1,808,203
     5.30%, 5/12/19 ..................................................................          50,200,000 SKK          1,823,785
     Strip, 1/14/07 ..................................................................       1,264,000,000 SKK         37,995,346
                                                                                                                    -------------
                                                                                                                       54,543,478
                                                                                                                    -------------
   SOUTH AFRICA 0.2%
   Government of South Africa, 5.25%, 5/16/13 ........................................           2,000,000 EUR          2,553,397
                                                                                                                    -------------
   SOUTH KOREA 14.8%
   Government of Korea,
     4.50%, 3/05/06 ..................................................................      19,500,000,000 KRW         18,827,000
     4.50%, 9/03/06 ..................................................................      29,790,000,000 KRW         28,714,947
     6.90%, 1/16/07 ..................................................................      41,010,000,000 KRW         40,472,146
     4.75%, 3/03/07 ..................................................................       7,900,000,000 KRW          7,610,232
     6.15%, 7/10/07 ..................................................................      10,000,000,000 KRW          9,814,140
     5.77%, 10/09/07 .................................................................      39,640,000,000 KRW         38,715,881
     4.75%, 3/12/08 ..................................................................       8,075,000,000 KRW          7,732,075
     4.50%, 9/09/08 ..................................................................      12,000,000,000 KRW         11,392,552
   Korea Treasury Bond, 5.00%, 3/26/13 ...............................................       5,000,000,000 KRW          4,668,193
                                                                                                                    -------------
                                                                                                                      167,947,166
                                                                                                                    -------------
   SPAIN 2.0%
   Government of Spain,
     8.80%, 4/30/06 ..................................................................          13,342,000 EUR         16,124,026
     5.00%, 7/30/12 ..................................................................           4,850,000 EUR          6,314,970
                                                                                                                    -------------
                                                                                                                       22,438,996
                                                                                                                    -------------


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT(c)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   SWEDEN 8.0%
   Government of Sweden,
     8.00%, 8/15/07 ...............................................................             218,550,000 SEK    $   29,563,065
     6.50%, 5/05/08 ...............................................................             100,400,000 SEK        13,548,668
     5.25%, 3/15/11 ...............................................................             273,300,000 SEK        37,375,488
     5.50%, 10/08/12 ..............................................................              43,560,000 SEK         6,143,887
     Strip, 9/20/06 ...............................................................              39,400,000 SEK         4,804,754
                                                                                                                   --------------
                                                                                                                       91,435,862
                                                                                                                   --------------
   Thailand 5.6%
   Bank of Thailand Bond, 3.25%, 5/19/07 ..........................................             407,690,000 THB         9,808,975
   Government of Thailand,
     8.00%, 12/08/06 ..............................................................           1,453,680,000 THB        36,675,946
     5.60%, 7/07/07 ...............................................................             499,730,000 THB        12,223,060
     4.125%, 2/12/08 ..............................................................             178,700,000 THB         4,231,340
     8.50%, 12/08/08 ..............................................................              31,000,000 THB           814,661
                                                                                                                   --------------
                                                                                                                       63,753,982
                                                                                                                   --------------
   Ukraine 0.3%
(a)Government of the Ukraine, FRN, 7.34313%, 8/05/09 ..............................               2,645,000             2,870,090
                                                                                                                   --------------
   Venezuela 2.1%
   Government of Venezuela, 9.25%, 9/15/27 ........................................              20,355,000            23,525,291
                                                                                                                   --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,027,830,346) ..............................                                 1,107,550,019
                                                                                                                   --------------

                                                                                             ----------------
                                                                                             SHARES/PRINCIPAL
                                                                                                 AMOUNT(c)
                                                                                             ----------------
   SHORT TERM INVESTMENTS 0.9%
   EGYPT 0.5%
(e)Egypt Treasury Bills, 5/30/06 - 11/21/06 .......................................              35,900,000 EGP         5,922,577
                                                                                                                   --------------
   UNITED STATES 0.4%
(f)Franklin Institutional Fiduciary Trust Money Market Portfolio ..................               4,493,933             4,493,933
                                                                                                                   --------------
   TOTAL SHORT TERM INVESTMENTS (COST $10,338,371) ................................                                    10,416,510
                                                                                                                   --------------
   TOTAL INVESTMENTS (COST $1,038,168,717) 98.2% ..................................                                 1,117,966,529
   NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0%(g) ......................                                        13,073
   Other Assets, less Liabilities 1.8% ............................................                                    20,119,699
                                                                                                                   --------------
   Net Assets 100.0% ..............................................................                                $1,138,099,301
                                                                                                                   ==============


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL INCOME FUND

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
KRW - Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD   New Zealand Dollar
PEN - Peru Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

(a)   The coupon shown represents the rate at period end.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $11,937,586, representing 1.05% of net assets.

(e)   The security is traded on a discount basis with no stated coupon rate.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio in managed by the Fund's investment manager.

(g)   Amount rounds to less than 0.05% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $ 1,060,382,273
                                                            ===============
Unrealized appreciation ................................    $    83,359,113
Unrealized depreciation ................................        (25,774,857)
                                                            ---------------
Net unrealized appreciation (depreciation) .............    $    57,584,256
                                                            ===============

2. FORWARD EXCHANGE CONTRACTS

At November 30, 2005, the Fund had the following forward exchange contracts outstanding:

----------------------------------------------------------------------------------------------------
                                                      CONTRACT       SETTLEMENT          UNREALIZED
  CONTRACTS TO BUY                                     AMOUNT           DATE             GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  117,100,000     Thailand Bhat                     4,118,599 NZD      11/30/06            $13,073
                                                                                           -------
               UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS                               $13,073
                                                                                           =======

CURRENCY ABBREVIATIONS

NZD - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006